Organization, Description of Business, Reverse Stock Split, Business Disposals and Offerings (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended		3 Months Ended					6 Months Ended			12 Months Ended
	Jul. 08, 2020	Jun. 30, 2020		Oct. 24, 2019	Jul. 15, 2019	Jan. 26, 2019	Jan. 09, 2019	Apr. 26, 2018	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020		Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020		Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018		Nov. 30, 2018
Reverse stock split				30-for-1 reverse stock split
Interest paid														$ 1,063				$ 2,173	$ 2,211	$ 1,801
Due to the buyer		$ 628									628					628
Payments received on advance from NovellusDx, Ltd.																				1,500
Earn-Out from siParadigm, current portion		740								747	740					740			747
Portion of advance, noncurrent		$ 72								252	$ 72					$ 72			252
Proceeds from offering													$ 12
Exercise price of warrants		$ 104.18	[1]								$ 104.18	[1]				$ 104.18	[1]			$ 104.18	[2]
Fair value of warrants																			(70)	$ (3,732)
NovellusDx, Ltd. [Member]
Term note, principal balance										350									350
Interest rate		0.00%									0.00%					0.00%
Clinical Agreement [Member]
Cash consideration received, total	$ 747
Cash consideration received for equipment	45
Payments received on advance from NovellusDx, Ltd.	1,000
Supplier invoices paid directly to related party	177
Adjustment	11
Transaction costs	$ 110
PFG [Member] | Secured Debt [Member]
Term note, principal balance					$ 6,000
BioServe Pvt Ltd [Member]
Proceeds from sale of subsidiary								$ 1,900
Gross consideration								300														$ 213
BioServe Pvt Ltd [Member] | Cash at Closing [Member]
Proceeds from sale of subsidiary								$ 1,600
BioPharma Business [Member]
Gross consideration					23,500
Closing adjustments					2,000
Promissory note receivable					7,700
Cash received from transaction					$ 2,300
Interest rate				6.00%
Maturity date				Oct. 24, 2019
Excess consideration note matured amount				$ 6,000						888
Interest paid				24
Net worth adjustment				775
Security for indemnification obligations				735
Debt Instrument, Collateral Amount				$ 153
BioPharma Business [Member] | Transition Services Agreement [Member]
Related party shared services											$ 97					$ 199			186
Due to the buyer										92									92
BioPharma Business [Member] | Transition Services Agreement [Member] | John A Roberts Chief Executive Officer [Member]
Reimbursement due																			188
siParadigm [Member]
Term of contract		24 months							24 months
Period of service		12 months							12 months
Debt instrument, description									Withholds a set percentage from each monthly earn-out payment remitted to the Company as repayment of the Advance from siParadigm. The percentage withheld was 25% for earn-out payments for July through September 2019; siParadigm began withholding 75% from the earn-out payments for October 2019 and will continue withholding 75% each month until the Advance from siParadigm is paid in full.
Earn-Out from siParadigm, current portion		$ 740								747	740					740			747
Earn-Out from siParadigm, noncurrent portion		48								356	48					48			356
Portion of advance, current		536								566	536					536			566
Portion of advance, noncurrent		$ 72								$ 252	$ 72					$ 72			252
Iliad Research and Trading, L.P. [Member]
Proceeds from offering																			612
Iliad Research and Trading, L.P. [Member] | Convertible Debt [Member] | NovellusDx, Ltd. [Member] | Discontinued Operations [Member]
Interest expense on convertible promissory note															$ 657			$ 1,400	$ 1,500	$ 389
H.C. Wainwright & Co., LLC [Member] | Underwriting Agreement [Member]
Number of shares issued during period, shares						507,000	445,000
Share offered, price per share						$ 6.90	$ 6.75
Proceeds from offering						$ 3,000	$ 2,400
Offering expenses and discounts						$ 525	$ 563
Warrants to purchase common stock						36,000	31,000
Warrants term						5 years	5 years
Exercise price of warrants						$ 7.59	$ 7.43
Fair value of warrants						$ 183	$ 168

[1]	Weighted-average exercise prices are as of June 30, 2020.
[2]	Weighted average exercise prices are as of December 31, 2019.